Morgan,  Lewis  &  Bockius  LLP
1111  Pennsylvania  Avenue,  NW
Washington,  DC  20004
Tel.  202.739.3000
Fax:  202.739.3001
www.morganlewis.com



July  22,  2011


U.S.  Securities  and  Exchange  Commission
100  F  Street,  N.E.
Washington,  D.C.  20549


Re:         The  Advisors'  Inner  Circle  Fund  II  (File  Nos.  033-50718  and
            811-07102)
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Ladies  and  Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectus and Statement of Additional Information dated July 13, 2011 for the Trust's Westfield Capital Large Cap Growth Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 114, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-11-000362) on July 13, 2011.

Please do not hesitate to contact me at 202.739.5896 should you have any questions.

Very  truly  yours,


/s/ Christopher  D.  Menconi
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Christopher  D.  Menconi